Average Annual Total Returns - Goldman Sachs JUST US Large Cap Equity ETF	Goldman Sachs JUST U.S. Large Cap Equity ETF 1 Year	Goldman Sachs JUST U.S. Large Cap Equity ETF Since Inception	Goldman Sachs JUST U.S. Large Cap Equity ETF Inception Date	Goldman Sachs JUST U.S. Large Cap Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs JUST U.S. Large Cap Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs JUST U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs JUST U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	JUST U.S. Large Cap Diversified Index (reflects no deduction for fees or expenses) 1 Year	JUST U.S. Large Cap Diversified Index (reflects no deduction for fees or expenses) Since Inception	Russell 1000® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses) Since Inception
Total	19.58%	14.82%	Jun. 07, 2018	19.10%	15.28%	11.81%	12.22%	19.96%	15.09%	20.90%	15.40%